Repurchase of Shares - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Equity [Abstract]
Repurchase of outstanding ordinary shares	Since April 2010, the Company's board of directors has adopted share repurchase plans authorizing the repurchase of the Company's outstanding ordinary shares.
Share repurchase program, Authorized amount	$ 500,000
Repurchase of shares, Shares	10,370
Average price at which ordinary shares are repurchased	$ 35.38
Remaining authority to repurchase outstanding ordinary shares	$ 335,866